Average Annual Total Returns - ETF - Vanguard Short-Term Treasury Index Fund	ETF Shares Based on NAV 1 Year	ETF Shares Based on NAV 5 Years	ETF Shares Based on NAV 10 Years	ETF Shares Return After Taxes on Distributions 1 Year	ETF Shares Return After Taxes on Distributions 5 Years	ETF Shares Return After Taxes on Distributions 10 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	ETF Shares Based on Market Price 1 Year	ETF Shares Based on Market Price 5 Years	ETF Shares Based on Market Price 10 Years	Bloomberg U.S. Treasury 1-3 Year Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg U.S. Treasury 1-3 Year Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg U.S. Treasury 1-3 Year Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Spliced Bloomberg U.S. Treasury 1-3 Year Index in USD (reflects no deduction for fees, expenses, or taxes) 1 Year	Spliced Bloomberg U.S. Treasury 1-3 Year Index in USD (reflects no deduction for fees, expenses, or taxes) 5 Years	Spliced Bloomberg U.S. Treasury 1-3 Year Index in USD (reflects no deduction for fees, expenses, or taxes) 10 Years	Bloomberg U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	3.12%	1.85%	1.24%	2.44%	1.21%	0.81%	1.89%	1.14%	0.77%	3.07%	1.85%	1.23%	3.16%	1.91%	1.31%	3.16%	1.92%	1.32%	7.75%	4.53%	3.89%